Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of detailed information of cash and cash equivalents

	2025	2024	2023
Bank balances	$523,124	540,165	557,228
Call deposits	473,587	275,331	355,642
Restricted cash	27,534	26,501	24,828

Cash and cash equivalents	$1,024,245	841,997	937,698